UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Real Estate - 96.9%
Diversified Real Estate Activities - 8.1%
City Developments Ltd.	165,700	$1,090,939
Mitsubishi Estate Co., Ltd.	54,700	939,652
Mitsui Fudosan Co., Ltd.	164,600	3,906,101
New World Development Co., Ltd.	492,000	785,511
Sumitomo Realty & Development Co., Ltd.	39,700	1,485,977
Sun Hung Kai Properties Ltd.	140,000	2,321,167
UOL Group Ltd.	130,600	639,641

		11,168,988

Diversified REITs - 7.9%
Armada Hoffler Properties, Inc.	88,565	1,355,045
Empire State Realty Trust, Inc.-Class A	76,100	1,158,242
Essential Properties Realty Trust, Inc.	88,500	1,501,845
Fibra Uno Administracion SA de CV	263,340	365,890
GPT Group (The)	477,050	1,981,127
H&R Real Estate Investment Trust	50,770	876,163
Hulic Reit, Inc.	748	1,187,982
Kenedix Office Investment Corp.-Class A	59	393,731
Merlin Properties Socimi SA	70,765	916,660
Mirvac Group	583,240	1,065,906

		10,802,591

Health Care REITs - 6.0%
HCP, Inc.	87,020	2,677,605
Medical Properties Trust, Inc.	109,430	1,994,909
Omega Healthcare Investors, Inc.	55,840	2,004,656
Physicians Realty Trust	38,770	700,574
Sabra Health Care REIT, Inc.	46,660	845,479

		8,223,223

Hotel & Resort REITs - 3.4%
Japan Hotel REIT Investment Corp.	1,078	832,285
Park Hotels & Resorts, Inc.	67,860	2,119,947
RLJ Lodging Trust	92,520	1,718,096

		4,670,328

Industrial REITs - 9.0%
Goodman Group	133,480	1,214,088
Nippon Prologis REIT, Inc.	492	1,046,414
Prologis, Inc.	75,770	5,308,446
Rexford Industrial Realty, Inc.	29,400	1,007,832
Segro PLC	149,566	1,311,738
STAG Industrial, Inc.	57,680	1,596,582
Tritax Big Box REIT PLC	438,380	827,453

		12,312,553

Office REITs - 11.7%
Alexandria Real Estate Equities, Inc.	19,450	2,643,061
Boston Properties, Inc.	18,050	2,395,055
Brandywine Realty Trust	53,400	839,448
CapitaLand Commercial Trust	879,000	1,260,559
City Office REIT, Inc.	47,380	521,180
Cousins Properties, Inc.	132,420	1,260,638
Daiwa Office Investment Corp.	103	686,844
Great Portland Estates PLC	112,820	1,138,859

Company	Shares	U.S. $ Value
Ichigo Office REIT Investment	715	$660,701
Inmobiliaria Colonial Socimi SA	72,440	746,639
Japan Real Estate Investment Corp.	130	752,727
Kilroy Realty Corp.	18,380	1,354,790
Nippon Building Fund, Inc.	178	1,159,027
Orix JREIT, Inc.	405	663,869

		16,083,397

Real Estate Development - 2.8%
CIFI Holdings Group Co., Ltd.	630,000	410,436
CK Asset Holdings Ltd.	376,000	3,119,691
Instone Real Estate Group AG (a)(b)	16,610	360,857

		3,890,984

Real Estate Operating Companies - 12.5%
ADO Properties SA (a)	11,550	661,316
Aroundtown SA	223,270	1,874,781
Azrieli Group Ltd.	14,560	814,652
CA Immobilien Anlagen AG	34,131	1,152,246
Castellum AB	35,880	653,366
Deutsche Wohnen SE	47,720	2,220,762
Entra ASA (a)	48,902	685,591
Fabege AB	68,580	920,755
Hemfosa Fastigheter AB	78,200	667,881
Swire Properties Ltd.	350,400	1,406,566
TLG Immobilien AG	22,080	640,915
Vonovia SE	73,526	3,558,766
Wharf Real Estate Investment Co., Ltd.	267,000	1,874,664

		17,132,261

Real Estate Services - 2.2%
Unibail-Rodamco-Westfield (b)	18,620	3,007,463

Residential REITs - 14.1%
American Campus Communities, Inc.	26,890	1,211,663
American Homes 4 Rent-Class A	74,960	1,637,126
Apartment Investment & Management Co.-Class A	37,713	1,845,297
Camden Property Trust	23,680	2,322,771
Essex Property Trust, Inc.	10,200	2,854,368
Independence Realty Trust, Inc.	129,760	1,344,314
Killam Apartment Real Estate Investment Trust (c)	62,730	853,275
Mid-America Apartment Communities, Inc.	23,400	2,423,772
Nippon Accommodations Fund, Inc.	179	890,030
Northview Apartment Real Estate Investment Trust	33,970	716,340
Sun Communities, Inc.	20,343	2,310,355
UNITE Group PLC (The)	75,861	920,928

		19,330,239

Retail REITs - 12.4%
Agree Realty Corp.	17,820	1,171,309
British Land Co. PLC (The)	123,570	988,987
Brixmor Property Group, Inc.	93,810	1,637,923
BWP Trust	173,870	456,499
Charter Hall Retail REIT	99,301	320,481
Japan Retail Fund Investment Corp.	197	397,398
Link REIT	143,261	1,620,451

Company	Shares		U.S. $ Value
National Retail Properties, Inc.		35,380	$1,843,298
Regency Centers Corp.		34,850	2,273,962
Retail Properties of America, Inc.-Class A		104,070	1,296,712
Simon Property Group, Inc.		27,238	4,934,436

			16,941,456

Specialized REITs - 6.8%
CubeSmart		61,220	1,875,781
Digital Realty Trust, Inc.		26,990	3,053,109
EPR Properties		14,770	1,085,299
MGM Growth Properties LLC-Class A		45,000	1,384,200
National Storage Affiliates Trust		54,700	1,549,104
Safestore Holdings PLC		50,150	407,413

			9,354,906

			132,918,389

Transportation - 1.0%
Highways & Railtracks - 1.0%
Transurban Group		160,100	1,416,509

Health Care Equipment & Services - 0.7%
Health Care Facilities - 0.7%
Chartwell Retirement Residences		87,110	992,933

Banks - 0.5%
Diversified Banks - 0.5%
Banco Comercial Portugues SA (b)		2,665,020	729,770

Materials - 0.3%
Construction Materials - 0.3%
Grupo Cementos de Chihuahua SAB de CV		64,090	348,946

Consumer Durables & Apparel - 0.2%
Homebuilding - 0.2%
Construtora Tenda SA		27,800	247,940

Total Common Stocks (cost $116,351,514)			136,654,487

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (d)(e)(f) (cost $755,568)		755,568	755,568

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(1.44)%, 3/01/19	CHF	3	2,504
(0.57)%, 3/01/19	EUR	12	14,041
(0.55)%, 3/01/19	SEK	77	8,318
(0.27)%, 3/01/19	JPY	1,530	13,728
0.35%, 3/01/19	NOK	120	13,971
0.36%, 3/01/19	GBP	18	24,186

Company	Principal Amount (000)		U.S. $ Value
0.65%, 3/01/19	NZD	21	$13,982
0.76%, 3/01/19	AUD	175	123,788
0.82%, 3/01/19	CAD	23	17,748
HK & Shanghai BK, Hong Kong
0.36%, 3/01/19	HKD	268	34,116
HK & Shanghai BK, Singapore
0.80%, 3/01/19	SGD	53	38,893

Total Time Deposits (cost $304,911)			305,275

Total Short-Term Investments (cost $1,060,479)			1,060,843

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $117,411,993)			137,715,330

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (d)(e)(f) (cost $405,756)		405,756	405,756

Total Investments - 100.7% (cost $117,817,749) (g)			138,121,086
Other assets less liabilities - (0.7)%			(987,301)

Net Assets - 100.0%			$137,133,785

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	718	USD	192	3/06/19	$931
Barclays Bank PLC	USD	192	BRL	718	3/06/19	(1,368)
Barclays Bank PLC	EUR	2,699	USD	3,106	3/15/19	32,746
Barclays Bank PLC	ILS	2,148	USD	584	3/15/19	(9,307)
Barclays Bank PLC	MXN	11,286	USD	549	3/15/19	(35,685)
Barclays Bank PLC	USD	613	CHF	601	3/15/19	(10,187)
Barclays Bank PLC	BRL	718	USD	192	4/02/19	1,361
Brown Brothers Harriman & Co.	GBP	889	USD	1,142	3/15/19	(37,998)
Brown Brothers Harriman & Co.	JPY	88,658	USD	810	3/15/19	14,380
Brown Brothers Harriman & Co.	SEK	3,111	USD	337	3/15/19	232
Brown Brothers Harriman & Co.	SGD	1,956	USD	1,433	3/15/19	(14,009)
Brown Brothers Harriman & Co.	USD	939	EUR	816	3/15/19	(10,438)
Brown Brothers Harriman & Co.	USD	352	GBP	274	3/15/19	11,510

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	209	JPY	22,496	3/15/19	$(6,808)
Brown Brothers Harriman & Co.	USD	346	JPY	38,617	3/15/19	959
Brown Brothers Harriman & Co.	USD	345	SEK	3,111	3/15/19	(7,523)
Brown Brothers Harriman & Co.	EUR	303	USD	347	6/17/19	(1,221)
Brown Brothers Harriman & Co.	JPY	48,372	USD	438	6/17/19	369
Brown Brothers Harriman & Co.	USD	593	CAD	776	6/17/19	(2,195)
Brown Brothers Harriman & Co.	USD	370	GBP	284	6/17/19	8,431
Citibank, NA	BRL	718	USD	190	3/06/19	(1,067)
Citibank, NA	USD	192	BRL	718	3/06/19	(931)
Citibank, NA	USD	1,466	GBP	1,113	3/15/19	10,870
JPMorgan Chase Bank, NA	JPY	38,617	USD	343	3/15/19	(4,033)
Morgan Stanley & Co., Inc.	SEK	5,804	USD	647	3/15/19	17,657
Morgan Stanley & Co., Inc.	USD	646	SEK	5,804	3/15/19	(16,932)
Royal Bank of Scotland PLC	USD	708	CHF	701	3/15/19	(4,591)
Royal Bank of Scotland PLC	USD	1,734	SGD	2,378	3/15/19	24,846
Standard Chartered Bank	USD	191	BRL	718	4/02/19	(703)
UBS AG	USD	614	JPY	66,163	3/15/19	(20,144)

						$(60,848)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $1,707,764 or 1.2% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,111,595 and gross unrealized depreciation of investments was $(1,869,106), resulting in net unrealized appreciation of $20,242,489.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

51.6%	United States
10.9%	Japan
8.1%	Hong Kong
6.8%	Germany
4.7%	Australia
4.0%	United Kingdom
2.5%	Canada
2.2%	France
2.2%	Singapore
1.6%	Sweden
1.2%	Spain
0.8%	Austria
0.6%	Israel
2.0%	Other
0.8%	Short-Term

100.0%	Total Investments

[1]

All data are as of February 28, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil, China, Mexico, Norway and Portugal.

AB Global Real Estate Investment Fund

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$76,451,114		$56,467,275			$–0	–	$132,918,389
Transportation	– 0	–	1,416,509			– 0	–	1,416,509
Health Care Equipment & Services	992,933		– 0	–		– 0	–	992,933
Banks	– 0	–	729,770			– 0	–	729,770
Materials	348,946		– 0	–		– 0	–	348,946
Consumer Durables & Apparel	247,940		– 0	–		– 0	–	247,940
Short-Term Investments:
Investment Companies	755,568		– 0	–		– 0	–	755,568
Time Deposits	– 0	–	305,275			– 0	–	305,275
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	405,756		– 0	–		– 0	–	405,756

Total Investments in Securities	79,202,257		58,918,829	+		– 0	–	138,121,086
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	124,292			– 0	–	124,292
Liabilities
Forward Currency Exchange Contracts	– 0	–	(185,140)			– 0	–	(185,140)

Total^	$79,202,257		$58,857,981		$	– 0	–	$138,060,238

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/2018 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/2019 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$9,248	$8,492	$756	$4
Government Money Market Portfolio*		202		2,246	2,042	406	– 0	–**

						$1,162	$4

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2019